Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (923,585)	$ (1,996,556)	$ (1,809,970)	$ (2,733,555)	$ (2,284,943)	$ (2,135,140)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		21,701	50,003	69,037	78,862	93,643
Stock-based compensation expense, including common stock issued for services		50,516	165,638	479,103	402,104	310,076
Changes in assets and liabilities:
Grant funds receivable		79,341	140,909	61,568	125,339	(82,733)
Prepaid expenses and other current assets		(30,773)	(20,631)	(934)	(1,268)	(12,593)
Accounts payable and accrued expenses		(68,802)	(142,116)	(125,326)	(14,686)	(614,500)
Total adjustments		51,983	193,803	483,448	590,351	(306,107)
Net cash used in operating activities		(1,944,573)	(1,616,167)	(2,250,107)	(1,694,592)	$ (2,441,247)
Cash flows from investing activities:
Purchase of property and equipment		(15,850)	(35,503)	(35,503)	(86,603)
Net cash used in investing activities		(15,850)	$ (35,503)	$ (35,503)	(86,603)
Cash flows from financing activities:
Net proceeds after transaction costs		2,679,809			1,615,798	$ 1,999,032
Net cash provided by financing activities		2,679,809		$ 873,400	3,259,131	2,309,192
Net increase (decrease) in cash and cash equivalents		719,386	$ (1,651,670)	(1,412,210)	1,477,936	(132,055)
Cash and cash equivalents at beginning of period	862,191	1,101,651	2,513,861	2,513,861	1,035,925	1,167,980
Cash and cash equivalents at end of period	$ 1,101,651	$ 1,821,037	$ 862,191	$ 1,101,651	$ 2,513,861	$ 1,035,925